UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08117

The BlackRock Investment Quality Municipal Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock Investment Quality Municipal Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock Investment Quality Municipal Trust (BKN)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.3%
			Alabama—5.9%
AAA	$14,000		Univ. of Alabama Hosp., Ser. A, 5.875%, 9/01/31, MBIA	09/10 @ 101	$15,024,800

			Alaska—2.4%
AAA	6,015		Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05 @ 102	6,228,713

			California—20.7%
A3	5,770		California, GO, 5.625%, 5/01/18	05/10 @ 101	6,248,044
BBB	3,495		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40	01/10 @ 101	3,474,065
			Golden St. Tobacco Sec. Corp., Ser. B,
Baa1	13,000		5.50%, 6/01/43	06/13 @ 100	13,018,720
Baa1	6,900		5.625%, 6/01/38	06/13 @ 100	6,969,690
AAA	10,945		Los Altos Sch. Dist., GO, Zero Coupon, 8/01/24, MBIA	08/13 @ 53.632	3,533,812
AAA	15,460		Los Angeles Cnty., Asset Leasing Corp. Rev., 5.95%, 12/01/07, AMBAC	No Opt. Call	17,329,578
			San Marcos, Spl. Tax Rev., Cmnty. Facs. Dist. No. 02-01,
NR	795		5.90%, 9/01/28	09/10 @ 102	793,943
NR	1,485		5.95%, 9/01/35	09/10 @ 102	1,482,832

					52,850,684

			Colorado—4.2%
AAA	3,100		Arapahoe Cnty. Cap. Impvt. Hwy. Trust Fund, Ser. E, Zero Coupon, 8/31/04	ETM	3,097,086
AAA	5,000		Colorado Wtr. Rec. & Pwr. Dev. Auth., Parker Wtr. & San. Dist., Ser. D,
			5.25%, 9/01/43, MBIA	09/14 @ 100	5,091,550
AAA	2,250	[3]	E-470 Pub. Hwy. Auth., Ser. B, 6.90%, 8/31/05	N/A	2,447,527

					10,636,163

			Connecticut—1.6%
Baa3	3,000		Mashantucket Western Pequot Tribe, Ser. A, 5.50%, 9/01/28	09/09 @ 101	2,960,610
BBB-	1,140		Mohegan Tribe Indians, Pub. Impvt. Priority Dist., 5.25%, 1/01/33	01/14 @ 100	1,107,362

					4,067,972

			Delaware—3.1%
Baa1	7,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	8,003,940

			District of Columbia—1.7%
BBB	4,960		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	4,329,386

			Florida—8.3%
NR	2,135		Fishhawk Cmnty. Dev. Dist. II, Spl. Assmt. Rev., Ser. A, 6.125%, 5/01/34	05/13 @ 101	2,131,734
AAA	515		Florida Hsg. Fin. Agcy., Sngl. Fam. Mtg. Rev., Ser. A, 6.55%, 7/01/14	01/05 @ 102	527,993
NR	3,700		Hillsborough Cnty. Ind. Dev. Auth., Natl. Gypsum, Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,885,000
BB	4,755		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	4,823,472
NR	10,000		Village Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13 @ 100	9,946,200

					21,314,399

			Georgia—0.6%
BBB	1,500		Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn.,
			6.00%, 9/01/33	09/14 @ 101	1,529,625

			Hawaii—1.1%
AAA	2,500		Hawaii Dept. of Budget & Fin., Hawaiian Elec. Co. Inc., Ser. D,
			6.15%, 1/01/20, AMBAC	01/09 @ 101	2,781,275

			Illinois—14.8%
NR	1,920		Centerpoint Intermodal Ctr., Ser. A, 8.00%, 6/15/23	No Opt. Call	1,880,160
			Chicago Brd. of Ed., Sch. Reform, AMBAC,
AAA	8,960	[3]	5.75%, 12/01/07	N/A	10,075,878
AAA	1,040		5.75%, 12/01/27	12/07 @ 102	1,099,270
AAA	5,000		Chicago Pub. Bldg., Ser. A, 7.00%, 1/01/20, MBIA	ETM	6,352,600
			Illinois Edl. Fac. Auth., FGIC,
AAA	4,000		5.45%, 7/01/14	08/04 @ 101	4,087,040
AAA	5,000		5.70%, 7/01/13	08/04 @ 101	5,114,950
AA+	5,800		Illinois Fin. Auth., Northwestern Mem. Hosp., Ser. A, 5.50%, 8/15/43	08/14 @ 100	5,837,120
AAA	3,540		O’Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	3,537,982

					37,985,000

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Indiana—4.0%
BBB	$10,000		Indianapolis Arpt. Auth., Fed. Express Corp. Proj., 5.10%, 1/15/17	No Opt. Call	$10,106,800

			Kentucky—2.2%
AAA	15,715		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call	5,674,215

			Louisiana—3.4%
AAA	4,640		New Orleans, GO, 5.875%, 11/01/29, FSA	11/09 @ 100	5,021,083
BBB	4,460		Tobacco Settlement Fin. Corp., Ser. B, 5.875%, 5/15/39	05/11 @ 101	3,640,921

					8,662,004

			Maryland—2.4%
BBB	1,740		Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.50%, 8/15/33	08/14 @ 100	1,693,490
NR	4,000	[4,5]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	11/10 @ 100	4,492,000

					6,185,490

			Michigan—1.6%
BB+	4,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	4,143,880

			Missouri—1.6%
			Lake of the Ozarks Cmnty. Brdg. Corp., Brdg. Sys.,
BBB-	2,000		5.25%, 12/01/14	12/08 @ 102	1,954,300
BBB-	2,500		5.25%, 12/01/26	12/08 @ 102	2,183,875

					4,138,175

			New Jersey—4.0%
AAA	2,000		Delaware River Port. Auth. of PA & NJ, Port Dist. Proj., Ser. B, 5.70%, 1/01/22, FSA	01/10 @ 100	2,177,540
AAA	7,000	[3]	New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/10	N/A	8,040,060

					10,217,600

			New Mexico—0.8%
AAA	1,945		Farmington PCR, So. California Edison Co., Ser. A, 5.875%, 6/01/23, MBIA	08/04 @ 101	1,969,565

			New York—13.0%
			New York City, GO,
A+	4,140		Ser. A, 6.00%, 8/01/05	No Opt. Call	4,321,001
A+	7,000	[6]	Ser. E, 6.50%, 2/15/06	No Opt. Call	7,452,690
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A3	4,000		6.00%, 1/01/08	08/04 @ 102	4,100,200
A3	1,000		6.00%, 1/01/15	08/04 @ 102	1,024,950
			New York City Transl. Fin. Auth., Ser. B,
AA+	8,145	[3]	6.00%, 5/15/10	N/A	9,453,983
AA+	1,855		6.00%, 11/15/21	05/10 @ 101	2,077,488
			New York Dorm. Auth., Univ. of Rochester, Ser. A, MBIA,
AAA	2,030		Zero Coupon, 7/01/23	07/10 @ 101	1,544,728
AAA	1,865		Zero Coupon, 7/01/21	07/10 @ 101	1,430,679
A+	1,955		New York Hsg. Fin. Agcy., Hlth. Fac. of New York City, Ser. A, 6.375%, 11/01/04	No Opt. Call	1,977,600

					33,383,319

			North Carolina—2.2%
AAA	5,000		No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,679,700

			Ohio—3.7%
			Cuyahoga Cnty.,
A1	3,485		Cleveland Clinic Hlth. Sys., 6.00%, 1/01/20	07/13 @ 100	3,767,599
A1	5,000		Cleveland Clinic Hlth. Sys., 6.00%, 1/01/21	07/13 @ 100	5,386,650
AAA	335		Port Dev. Proj., 6.00%, 3/01/07	ETM	357,746

					9,511,995

			Oregon—1.7%
BB+	4,300		Klamath Falls Elec., Klamath Cogen, 5.50%, 1/01/07	No Opt. Call	4,354,825

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Pennsylvania—5.1%
		McKeesport Area Sch. Dist., FGIC,
AAA	$ 870	Zero Coupon, 10/01/31	ETM	$204,119
AAA	2,435	Zero Coupon, 10/01/31	No Opt. Call	550,432
		Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	2,000	6.25%, 11/01/31	05/11 @ 101	2,044,020
A3	3,100	6.375%, 11/01/41	05/11 @ 101	3,172,695
A	2,750	Pennsylvania Higher Edl. Fac. Auth., Univ. of Pennsylvania Hlth. Svcs., Ser. A,
		5.875%, 1/01/15	01/06 @ 101	2,858,515
AAA	4,000	Pennsylvania Intergovtl. Coop. Auth., Spec. Tax, Philadelphia Fdg. Prog.,
		5.50%, 6/15/20, FGIC	06/06 @ 100	4,225,320

				13,055,101

		Rhode Island—0.8%
AAA	2,000	Rhode Island Hlth. & Edl. Bldg. Corp., Hosp. Fin., 5.50%, 5/15/16, MBIA	05/07 @ 102	2,128,660

		South Carolina—3.3%
		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance,
BBB	2,185	Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,253,478
BBB	4,000	Ser. C, 6.875%, 8/01/27	08/13 @ 100	4,325,000
BBB	2,090	Tobacco Settlement Rev. Mgmt. Auth., Ser. B, 6.375%, 5/15/30	No Opt. Call	1,782,833

				8,361,311

		Tennessee—5.2%
Baa1	7,800	Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24	09/04 @ 102	7,964,502
AAA	4,865	Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	5,270,498

				13,235,000

		Texas—11.7%
BBB	6,000	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	6,255,660
		Dallas Cnty. Util. & Cap. Reclam. Dist., Ser. A, AMBAC,
AAA	6,085	Zero Coupon, 2/15/19	02/05 @ 44.538	2,656,163
AAA	3,800	Zero Coupon, 2/15/20	02/05 @ 41.799	1,556,062
AAA	6,000	Grapevine, GO, 5.875%, 8/15/24, FGIC	08/10 @ 100	6,549,660
AAA	5,000	Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	670,450
BBB	1,930	Matagorda Cnty. Navigation Dist. No. 1, 5.60%, 3/01/27	03/14 @ 101	1,934,246
Baa1	6,320	Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., 5.80%, 11/01/26	11/11 @ 102	6,180,391
AAA	15,000	Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,015,300
Aa1	1,000	Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	1,090,050

				29,907,982

		Utah—1.2%
		Intermountain Pwr. Agcy., Pwr. Sply. Rev.,
AAA	1,950	5.00%, 7/01/13, AMBAC	ETM	1,971,392
A+	1,145	Ser. B, 5.00%, 7/01/16	ETM	1,151,881

				3,123,273

		Washington—7.7%
		Washington, GO,
Aa1	4,000	Ser. A, 5.375%, 7/01/21	07/06 @ 100	4,148,400
Aa1	1,000	Ser. B, 6.00%, 1/01/25	01/10 @ 100	1,093,080
AAA	13,395	Washington Pub. Pwr. Sply., Nuclear Proj. No. 1, 5.75%, 7/01/11, MBIA	07/06 @ 102	14,467,002

				19,708,482

		Wisconsin—6.2%
BBB	14,800	Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32	06/12 @ 100	12,558,688
A-	3,220	Wisconsin Hlth. & Edl. Facs. Auth., Aurora Hlth. Care, 6.40%, 4/15/33	04/13 @ 100	3,368,539

				15,927,227

		Wyoming—4.1%
A3	10,000	Sweetwater Cnty. PCR, Idaho Pwr. Co. Proj., Ser. A, 6.05%, 7/15/26	07/06 @ 102	10,551,700

		Total Long-Term Investments (cost $363,808,432)		384,778,261

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—5.8%
			Puerto Rico—0.1%
A-1	$ 400	[7]	Puerto Rico Gov’t. Dev. Bank, 1.02%, 8/04/04, MBIA, FRWD	$400,000

	Shares
	(000)

			Money Market Funds—5.7%
	12,750		AIM Tax Free Investment Co. Cash Reserve Portfolio	12,750,000
	1,800		SSgA Tax Free Money Mkt. Fund	1,800,000

				14,550,000

			Total Short-Term Investments (cost $14,950,000)	14,950,000

			Total Investments—156.1% (cost $378,758,432)	399,728,261
			Other assets in excess of liabilities—1.1%	2,970,113
			Preferred shares at redemption value, including dividends payable—(57.2)%	(146,596,331)

			Net Assets Applicable to Common Shareholders—100%	$256,102,043

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. Securities held in escrow are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 4.9% of its net assets, with a current market value of $12,495,940, in securities restricted as to resale.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of July 31, 2004.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Company	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock Investment Quality Municipal Trust Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004